Stockholder's Equity (Details) - $ / shares				9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Apr. 10, 2019	Dec. 31, 2019	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized	5,250,000			5,250,000	5,250,000
Preferred shares, shares authorized	1,000,000			1,000,000	1,000,000
Preferred shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Preferred shares, shares issued	0			0	0
Preferred shares, shares outstanding	0			0	0
Warrants and Rights Outstanding, Exercisable Term, After Business Combination				30 days
Warrants and Rights Outstanding, Exercisable Term, From Closing Of Public Offering				12 months
Threshold period for filling registration statement after business combination				15 days
Number of shares held by sponsor					5,020,000
Threshold Period for Not to Transfer, Assign or Sell Any Shares or Warrants After Completion of Initial Business Combination		1 year		30 days
Redemption price per warrant	$ 0.01			$ 0.01	$ 0.01
Threshold period for written notice of redemption				30 days
Redemption price of stock				$ 18.00
Closing price of share for threshold trading days		20 days		20 days
Closing price of share for threshold consecutive trading days		30 days		30 days
Redemption period after the warrants become exercisable				30 days
Share Price	$ 10.00	$ 12.00		$ 10.00	$ 10.00
Number of trading days on which fair market value of shares is reported				10 days
Sponsor
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares		31,875
Number of shares for forfeited		31,875
Transfer of shares to initial stockholder	20,000				20,000
Number of shares held by sponsor	5,020,000		5,131,875
Common stock shares held by stockholder after partial return		5,100,000
Harry E. Sloan
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares		30,625
Number of shares for forfeited		30,625
Transfer of shares to initial stockholder			4,930,625
Common stock shares held by stockholder after partial return		4,900,000
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized	380,000,000			380,000,000	380,000,000
Common shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued	40,000,000			40,000,000	40,000,000
Common shares, shares outstanding	40,000,000			40,000,000	40,000,000
Shares subject to possible redemption	38,427,853			38,427,853	38,427,853
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized	20,000,000			20,000,000	20,000,000
Common shares, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued	10,000,000			10,000,000	10,000,000
Common shares, shares outstanding	10,000,000			10,000,000	10,000,000